INTANGIBLE ASSET, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET, NET

6. INTANGIBLE ASSET, NET

Intangible asset consisted of the following at September 30, 2021 and December 31, 2020:

	September 30,	December 31,
	2021	2020
Software	$7,809	$7,711
Less: Accumulated amortization	(5,240)	(3,246)
Intangible asset, net	$2,569	$4,465

Amortization expense for the three months ended September 30, 2021 and 2020 was $649 and $697, respectively. Amortization expense for the nine months ended September 30, 2021 and 2020 was $1,945 and $1,830, respectively.

7. INTANGIBLE ASSET, NET

Intangible asset consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Software	$7,896	$7,711
Less: Accumulated amortization	(5,956)	(3,246)
Intangible asset, net	$1,940	$4,465

Amortization expense for the years ended December 31, 2021 and 2020 was $2,600 and $2,461.